     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2003

                                                       REGISTRATION NO. 33-96668
                                                                       811-09092
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              -------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                                                                             [x]

                          PRE-EFFECTIVE AMENDMENT NO.
                                                                             [ ]

                         POST-EFFECTIVE AMENDMENT NO. 8

                                                                             [x]
                                     AND/OR
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10                             [x]
                        (CHECK APPROPRIATE BOX OR BOXES)
                              -------------------


                        FIRST EAGLE VARIABLE FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                              -------------------

                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3000


                                  ROBERT BRUNO
                        FIRST EAGLE VARIABLE FUNDS, INC.
                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                              -------------------

                                    COPY TO:
                            PAUL S. SCHREIBER, ESQ.
                              SHEARMAN & STERLING
                              599 LEXINGTON AVENUE
                               NEW YORK, NY 10022
                              -------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

    [ ] Immediately upon filing pursuant to paragraph (b)


    [x] On April 30, 2003 pursuant to paragraph (b)


    [ ] 60 days after filing pursuant to paragraph (a)(1)

    [ ] On (date) pursuant to paragraph (a)(1)

    [ ] 75 days after filing pursuant to paragraph (a)(2)

    [ ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                              -------------------------

                        TITLE OF SECURITIES BEING REGISTERED:


               FIRST EAGLE OVERSEAS VARIABLE FUND  --   COMMON STOCK


________________________________________________________________________________

                        FIRST EAGLE VARIABLE FUNDS, INC.
              advised by Arnhold and S. Bleichroeder Advisers, LLC


                                   PROSPECTUS


                                 APRIL 30, 2003



                       FIRST EAGLE OVERSEAS VARIABLE FUND


                          1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
                                 (212) 698-3000

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the SEC passed on the accuracy of this prospectus. It is a criminal offense to claim otherwise.

    Welcome to First Eagle Variable Funds, Inc. (the 'Company'), managed by Arnhold and S. Bleichroeder Advisers, LLC (the 'Adviser' or 'ASB Advisers'), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings'). Jean-Marie Eveillard and Charles de Vaulx of ASB Advisers have primary responsibility for the management of the portfolio of the Company.



    First Eagle Overseas Variable Fund (the 'Fund') is a separate portfolio of the Company, an open-end management investment company, that offers its shares only to separate accounts of U.S. insurance companies to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.


    Investment Objective.


    First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies.


    Before you invest in a mutual fund, you need to know that all mutual funds have common attributes:


     Shares of the mutual fund can fluctuate in value.


     You could make money or lose money.

     There is no guarantee that a fund will achieve its investment objective.

    This prospectus tells you about our Fund. We urge you to read it very carefully before you decide to invest and ask that you keep it for future reference.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
The Fund....................................................    1
    About First Eagle Overseas Variable Fund................    1
        Objective and Approach..............................    1
        Related Risks.......................................    1
        The Fund's Performance..............................    2
        Fees and Expenses...................................    3
Our Management Team.........................................    3
    The Adviser.............................................    3
    Distribution and Shareholder Services Expenses..........    4
About Your Investment.......................................    4
    How to Purchase Shares..................................    4
    Anti-Money Laundering Compliance........................    5
    How Fund Share Prices Are Calculated....................    5
Information on Dividends, Distributions and Taxes...........    5
Financial Highlights........................................    6
Useful Shareholder Information (Back Cover)

                                    THE FUND


ABOUT FIRST EAGLE OVERSEAS VARIABLE FUND


OBJECTIVE AND APPROACH


    The investment objective of the Fund is long-term growth of capital. To achieve its objective, the Fund will invest primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by small and medium size, non-U.S. companies. The Fund may invest in securities traded in mature as well as emerging markets. The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics. Under normal circumstances, the Fund invests at least 80% of its total assets, taken at market value, in foreign securities. The Fund may invest up to 20% of its total assets in debt securities, including lower-rated securities and securities that are not rated. The Fund may also invest in 'structured securities' in which the value is linked to the price of an underlying instrument, such as a currency, commodity or index.


    The investment objective of the Fund is not a fundamental policy and can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective.

RELATED RISKS

    Investing in the Fund involves various risks.

Foreign Investments

    Foreign securities involve certain inherent risks that are different from those of domestic securities, including political or economic instability of the issuer or the country of issue, changes in foreign currency and exchange rates, and the possibility of adverse changes in investment or exchange control regulations. Currency fluctuations will also affect the net asset value of the Fund irrespective of the performance of the underlying investments in foreign issuers. Typically, there is less publicly available information about a foreign company and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. Many foreign stock markets are not as large or liquid as in the United States; fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges; and there is generally less government supervisions and regulation of foreign stock exchanges, brokers and companies than in the United States. Foreign governments can also levy confiscatory taxes, expropriate assets and limit repatriations of assets. As a result of these and other factors, foreign securities purchased by the Fund may be subject to greater price fluctuation than securities of U.S. companies. These risks may be more pronounced with respect to investments in emerging markets.

Debt Securities

    Securities with the lowest investment grade ratings are considered to be medium grade and to have speculative characteristics. Debt securities that are unrated are considered by the Adviser to be equivalent to below investment grade (often referred to as 'junk bonds'). On balance, debt securities that are below investment grade are considered predominately speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt securities.

Small and Medium Size Companies Risks

    The Fund may invest in smaller companies, which historically have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The

Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium size companies to have market capitalizations of less than $10 billion.

Market Risk


    In general, a fund's share price fluctuates over the short term in reaction to stock market movements. This means that an investor could lose money over short periods, and perhaps over longer periods during extended market downturns.


Currency Exchange Transactions

    The Fund may engage in currency exchange transactions to hedge against losses in the U.S. dollar value of its portfolio securities resulting from possible variations in exchange rates and not for speculation. A currency exchange may be conducted on a spot (i.e., cash) basis or through a forward currency exchange contract ('forward contract'). Although forward contracts may be used to protect a fund from adverse currency movements, the use of such hedges may reduce or eliminate potential profits from currency fluctuations that are otherwise in a fund's favor.

Temporary Strategies


    The Fund has the flexibility to respond promptly to changes in market and economic conditions. Pursuant to a defensive strategy, the Fund may temporarily hold cash and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. Most or all of the Fund's investments may be made in the U.S. and denominated in U.S. dollars. In such a case, the Fund may not be able to pursue, and may not achieve its investment objective. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. In addition, pending investment of proceeds from new sales of shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash and may invest any portion of its assets in money market instruments.


THE FUND'S PERFORMANCE

    Many factors affect a fund's performance. The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over the periods indicated compare to those of a broad measure of market performance.

                                  [Graphic]

                     CALENDAR YEAR TOTAL RETURNS CHART
                     FIRST EAGLE OVERSEAS VARIABLE FUND
                       (numbers are in percentages)

1998              4.21
1999             42.15
2000              7.31
2001              7.46
2002             15.72

    For the periods presented in the bar chart above, here is some additional return information.


Best Quarter     16.42%     Second Quarter 1999
Worst Quarter   (12.41%)    Third Quarter 2002


    The following table illustrates how the Fund's average annual returns for different calendar periods compare to the return of the Morgan Stanley Capital International (MSCI) EAFE Index. The MSCI EAFE Index is a widely followed unmanaged group of stocks from 21 international markets. The figures in the table assume that you sold your shares at the end of each period.

     AVERAGE ANNUAL TOTAL RETURN COMPARISONS TABLE AS OF DECEMBER 31, 2002



                                                                                      SINCE
                                                             1 YEAR    5 YEARS      INCEPTION*
                                                             ------    -------      ----------
First Eagle Overseas Variable Fund........................   15.72%     14.60%        11.79%
MSCI EAFE Index...........................................  (15.94%)    (2.89%)       (1.53%)


---------


* For the period beginning February 3, 1997 (commencement of operations) through December 31, 2002.


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


                               FEES AND EXPENSES



    The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund. Operating expenses are paid from the Fund's assets and are therefore incurred by share holders indirectly. The expenses shown below do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.



             FIRST EAGLE OVERSEAS VARIABLE FUND'S FEES AND EXPENSES



ANNUAL OPERATING EXPENSES
Management Fees.............................................  0.75%
Distribution (12b-1) Fees...................................  0.25%
Other Expenses*.............................................  0.49%
-------------------------------------------------------------------
    Total Annual Operating Expenses.........................  1.49%



---------



* Other expenses reflect the actual expenses experienced during the fiscal year ended December 31, 2002.



EXAMPLE



    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This hypothetical example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the average annual return is 5% and that operating expenses remain the same. The example does not represent the Fund's actual past or future expenses and returns. The example also does not reflect charges imposed by the Variable Contract. See your Variable Contract prospectus for information on those charges.



    Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
First Eagle Overseas Variable Fund..................   $152     $471      $813      $1,779


                              OUR MANAGEMENT TEAM

THE ADVISER


    The Adviser of the Fund is Arnhold and S. Bleichroeder Advisers, LLC, a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. Based in New York City since 1937, ASB Holdings is the successor firm to two German banking houses -- Gebr. Arnhold founded in Dresden in 1864 and S. Bleichroeder founded in Berlin in 1803. The Adviser offers a variety of investment management services. In addition to the Fund, its clients include the First Eagle Funds, foundations, major retirement plans and high net worth individuals. As of January 2003, the Adviser had more than $7 billion under management.

    Jean-Marie Eveillard, Co-President of the Company, and Charles de Vaulx, Senior Vice President of the Company, are primarily responsible for the day-to-day management of the Company's investment portfolio. Mr. Eveillard has acted in such capacity since the inception of the Fund. Mr. Eveillard is an officer of ASB Holdings and was formerly a Director and President or Executive Vice President of Societe Generale Asset Management Corp. ('SGAM Corp.') since 1990. Mr. de Vaulx is an officer of ASB Holdings and was formerly associated with SGAM Corp. since 1987. Mr. de Vaulx has been a Co-Portfolio Manager of the Fund since December 31, 1999.



    The Adviser is responsible for the management of the Fund's portfolios and constantly reviews its holdings in the light of its own research analyses and those of other relevant sources. In return for its investment management services, the Fund pays the Adviser a fee at the annual rate of the average daily value of the Fund's net assets as follows:



First Eagle Overseas Variable Fund.........................................0.75%



The Adviser also performs certain administrative and accounting services on behalf of the Fund, and, in accordance with the agreement between them, the Fund reimburses the Adviser for costs (including personnel, overhead and other costs) related to those services.


DISTRIBUTION AND SHAREHOLDER SERVICES EXPENSES


    The Fund's shares are offered, in states and countries in which such offer is lawful, to investors either through selected securities dealers or directly by First Eagle Funds Distributors, a division of ASB Securities, LLC ('First Eagle Distributors'), the Fund's principal underwriter and, as with ASB Advisers, a wholly owned subsidiary of ASB Holdings.



    The Fund has adopted a Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays First Eagle Distributors a monthly distribution related fee at an annual rate of 0.25% of the average daily value of the Fund's net assets. Under the terms of the Plan, the Fund is authorized to make payments to First Eagle Distributors for remittance to an insurance company that is the issuer of a variable life insurance contract or variable annuity contract (each, a 'Variable Contract') invested in shares of the Fund in order to pay or reimburse such insurance company for distribution and shareholder servicing-related expenses incurred or paid by such insurance company. First Eagle Distributors bears distribution expenses to the extent that they are not covered by payments under the Plan. Any distribution expenses incurred by First Eagle Distributors in any fiscal year of the Fund, which are not reimbursed from payments under the Plan accrued in such fiscal year, will not be carried over for payment under the Plan in any subsequent year. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may ultimately cost more than paying other types of sales charges.


                             ABOUT YOUR INVESTMENT

HOW TO PURCHASE SHARES

    Shares of the Fund may be offered for purchase by separate accounts of insurance companies for the purpose of serving as an investment medium for Variable Contracts. Shares of the Fund are sold at their net asset value (without a sales charge) next computed after a receipt of a purchase order by an insurance company whose separate account invests in the Fund. For information on how to purchase shares, please refer to the prospectus of the pertinent separate account.

    Shares of the Fund are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Company currently does not foresee any disadvantages to Variable Contract owners arising from offering the Fund's shares to separate accounts of unaffiliated insurers, or separate accounts funding both life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Fund might at some time be in conflict. The Company's Board of Directors and insurance companies whose separate accounts invest in the Fund are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, and between separate accounts of unaffiliated insurers. The Board of Directors will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investment in the Fund. This could force the Fund to sell securities at disadvantageous prices.



ANTI-MONEY LAUNDERING COMPLIANCE



    The Company, First Eagle Distributors and the insurance companies issuing the Variable Contracts are required to comply with various anti-money laundering laws and regulations. Consequently, additional information regarding your identity and source of funds may be required of you. If the information submitted does not provide for adequate identity verification, you may not be able to establish an account. Similarly, suspicious account activity or account information matching that on government lists of suspicious persons may prevent establishment of an account or may require 'freezing' an account, reporting to governmental agencies or other financial institutions or the transfer of account assets to governmental agencies. In some circumstances, the law may not permit notification to the affected account holder of these actions.


HOW FUND SHARE PRICES ARE CALCULATED

    Net asset value of the Fund is determined as of the close of trading on the New York Stock Exchange ('NYSE') on each day during which the NYSE is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Because the Fund may invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

               INFORMATION ON DIVIDENDS, DISTRIBUTIONS AND TAXES


    It is the policy of the Fund to make periodic distributions of net investment income and net realized capital gains, if any. Unless a shareholder elects otherwise, ordinary income dividends and capital gains distributions will be reinvested in additional shares of the Fund at net asset value per share calculated as of the payment date. The Fund pays both ordinary income dividends and capital gains distributions on a per share basis. As a result, on the ex-dividend date of such payment, the net asset value per share of the Fund will be reduced by the amount of such payment.



    The Fund intends to qualify and has elected to be treated as a 'regulated investment company' under Subchapter M of the Internal Revenue Code of 1986, as amended (the 'Code'). To qualify, the Fund must meet certain income, diversification and distribution requirements. As a regulated investment company, the Fund generally will not be subject to federal income or excise taxes on income and capital gains distributed to shareholders within applicable time limits, although foreign source income received by the Fund may be subject to foreign withholding taxes.



    The Fund also intends to comply with the diversification regulations under
Section 817(h) of the Code that apply to mutual funds underlying Variable Contracts. Generally, the Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer.



    Shareholders normally will be taxed on the ordinary income dividends and capital gains distributions they receive from the Fund whether received in additional shares or cash. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.


    Tax issues can be complicated. Please consult your tax adviser about federal, state, or local tax consequences or with any other tax questions you may have.

                              FINANCIAL HIGHLIGHTS


    The Financial Highlights Table is intended to help you understand the Fund's financial performance since its inception. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information. The Fund's Semi-Annual and Annual Reports and the Statement of Additional Information are available upon request.



                                                                        FOR THE YEAR ENDED
                                                                           DECEMBER 31,
                                                      ------------------------------------------------------
                                                       2002         2001         2000         1999     1998
                                                       ----         ----         ----         ----     ----
Selected Per Share Data
Net asset value, beginning of year..............      $ 13.16      $ 14.01      $ 14.16      $10.07   $ 9.77
                                                      -------      -------      -------      ------   ------
Income from investment operations:
    Net investment income.......................         0.04         0.14         0.23        0.16     0.12
    Net realized and unrealized gains on
      investments...............................         2.02         0.84         0.79        4.08     0.29
                                                      -------      -------      -------      ------   ------
        Total income from investment
          operations............................         2.06         0.98         1.02        4.24     0.41
                                                      -------      -------      -------      ------   ------
Less distributions:
    Dividends from net investment income........        (0.04)       (0.68)       (0.22)       --      (0.11)
    Dividends from capital gains................        (0.22)       (1.15)       (0.95)      (0.15)    --
                                                      -------      -------      -------      ------   ------
                                                        (0.26)       (1.83)       (1.17)      (0.15)   (0.11)
                                                      -------      -------      -------      ------   ------
Net asset value, end of year....................      $ 14.96      $ 13.16      $ 14.01      $14.16   $10.07
                                                      -------      -------      -------      ------   ------
                                                      -------      -------      -------      ------   ------
        Total Return............................        15.72%        7.46%        7.31%      42.15%    4.21%
Ratios and Supplemental Data
Net assets, end of year (000's).................      $63,730      $18,027      $14,514      $9,156   $4,213
Ratio of operating expenses to average
  net assets'D'.................................         1.49%        1.50%        1.50%       1.50%    1.50%
Ratio of net investment income to average
  net assets#...................................         0.31%        0.94%        1.60%       1.50%    2.04%
Portfolio turnover rate.........................        27.93%       37.80%       57.88%      65.38%   21.35%


---------


 'D' The annualized ratios of operating expenses to average net assets for the years ended December 31, 2002, 2001, 2000, 1999 and 1998 would have been 1.49%, 2.08%, 2.65%, 3.32% and 4.98%, respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser. The Adviser's fee waiver and expense reimbursement arrangements, under which the Adviser had agreed to waive its fees or reimburse Fund expenses to the extent aggregate expenses exceed 1.50% of average net assets, were discontinued as of April 30, 2003. However, no fee waiver was necessary for the year ended December 31, 2002 as the Fund's aggregate expenses for the year did not exceed 1.50% of average net assets. It is anticipated that the Fund's aggregate expenses for the year ended December 31, 2003 similarly will not exceed that level.



 # The annualized ratios of net investment income to average net assets for the years ended December 31, 2002, 2001, 2000, 1999 and 1998 would have been 0.31%, 0.36%, 0.44%, (0.32%) and (1.44%), respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

                         USEFUL SHAREHOLDER INFORMATION

HOW TO OBTAIN OUR SHAREHOLDER REPORTS

    We will send you copies of our Annual and Semi-Annual Reports on a regular basis once you become a shareholder. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. It also contains financial statements by the Fund's independent accountants.

HOW TO OBTAIN OUR STATEMENT OF ADDITIONAL INFORMATION


    The Statement of Additional Information ('SAI'), which is referenced in this prospectus is available to you without charge from us. You may visit the SEC's Internet Website (http://www.sec.gov) to view the SAI and other information. Also, you can obtain copies of the SAI by sending your request and fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You also may review and copy information about the Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at (202) 942-8090.



HOW TO REACH FIRST EAGLE VARIABLE FUNDS


    You can send all requests for information or transactions to:


                       First Eagle Variable Funds, Inc.
                       1345 Avenue of the Americas
                       New York, NY 10105


    You can contact us by telephone at (800) 747-2008

ADVISER


ARNHOLD AND S. BLEICHROEDER ADVISERS, LLC
1345 Avenue of the Americas
New York, NY 10105


Investment Company Act File Number: 811-09092

                      STATEMENT OF ADDITIONAL INFORMATION


                       FIRST EAGLE OVERSEAS VARIABLE FUND
                  A SERIES OF FIRST EAGLE VARIABLE FUNDS, INC.
                                 APRIL 30, 2003




                              -------------------

                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                                 (212) 698-3000




                             -------------------

                   ARNHOLD AND S. BLEICHROEDER ADVISERS, LLC
                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                               INVESTMENT ADVISER



                        FIRST EAGLE FUNDS DISTRIBUTORS,
                       A DIVISION OF ASB SECURITIES, LLC
                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                                  DISTRIBUTOR




                              -------------------

    This Statement of Additional Information provides information about First Eagle Overseas Variable Fund (the 'Fund'), a separate portfolio of First Eagle Variable Funds, Inc. (the 'Company'), an open-end management investment company, in addition to the information contained in the Prospectus of the Fund dated April 30, 2003. This Statement of Additional Information is not a prospectus. It relates to and should be read in conjunction with the Prospectus of the Company, a copy of which can be obtained by writing or by calling the Company at
(800) 747-2008.



    Certain disclosure, including the Fund's financial statements and the notes thereto, has been incorporated by reference into this Statement of Additional Information from the Company's annual report. For a free copy of the annual report, please call (800) 747-2008.



                              -------------------

                                 APRIL 30, 2003

                               TABLE OF CONTENTS


                                                              STATEMENT OF
                                                               ADDITIONAL
                                                              INFORMATION
                                                                  PAGE
                                                              ------------
Organization of the Fund....................................        1
Investment Objective, Policies and Restrictions.............        2
Management of the Company...................................        9
Investment Advisory and Other Services......................       17
Distribution of the Fund's Shares...........................       18
Computation of Net Asset Value..............................       19
How to Purchase Shares......................................       19
Tax Status..................................................       19
Portfolio Transactions and Brokerage........................       25
Capital Stock...............................................       26
Custody of Portfolio........................................       27
Independent Auditors........................................       27
Financial Statements........................................       27
Appendix....................................................      A-1

                            ORGANIZATION OF THE FUND


    First Eagle Overseas Variable Fund (the 'Fund') is a separate portfolio of First Eagle Variable Funds, Inc. (the 'Company'), an open-end management investment company incorporated under the laws of Maryland in September 1995. The Board of Directors of the Company approved changing the name of the Company from 'First Eagle SoGen Variable Funds, Inc.' to 'First Eagle Variable Funds, Inc.' effective December 31, 2002. Previously, the Board of Directors of the Company approved changing the name of the Company from 'SoGen Variable Funds, Inc.' to 'First Eagle SoGen Variable Funds, Inc.' effective December 31, 1999. The Company's investment adviser is Arnhold and S. Bleichroeder Advisers, LLC ('ASB Advisers' or the 'Adviser'), a registered investment adviser. The Company's distributor is First Eagle Funds Distributors, a division of ASB Securities, LLC ('First Eagle Distributors'), a registered broker-dealer located in New York City. Both ASB Advisers and ASB Securities, LLC are wholly owned subsidiaries of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings'), a privately owned holding company organized under the laws of New York.



    Pursuant to the laws of Maryland, the Company's state of incorporation, the Board of Directors of the Company has adopted By-Laws that do not require annual meetings of the Fund's shareholders. The absence of a requirement that the Company hold annual meetings of the Fund's shareholders reduces its expenses. Meetings of shareholders will continue to be held when required by the Investment Company Act of 1940, as amended (the 'Investment Company Act') or Maryland law or when called by the Chairman of the Board of Directors, the President or shareholders owning 10% of the Fund's outstanding shares. The cost of any such notice and meeting will be borne by the Fund.


    Under the provisions of the Investment Company Act, a vacancy on the Board of Directors of the Company may be filled between meetings of the shareholders of the Company by vote of the directors then in office if, immediately after filling such vacancy, at least two-thirds of the directors then holding office have been elected to the office of director by the shareholders of the Company. In the event that at any time less than a majority of the directors of the Company holding office at that time were elected by the shareholders of the Company, the Board of Directors or the Chairman of the Board shall, within sixty days, cause a meeting of shareholders to be held for the purpose of electing directors to fill any vacancies in the Board of Directors.


    The staff of the Securities and Exchange Commission has advised the Company that it interprets Section 16(c) of the Investment Company Act, which provides a means for dissident shareholders of common-law trusts to communicate with other shareholders of such trusts and to vote upon the removal of trustees upon the request in writing by the record holders of not less than 10% of the outstanding shares of the trust, to apply to investment companies, such as the Fund, that are incorporated under Maryland law.

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVE

    The Fund, which is a diversified portfolio, seeks long-term growth of capital. To achieve its objective, the Fund invests primarily in equity securities of small and medium size non-U.S. companies. The Fund uses the techniques and invests in the types of securities described below and in the Prospectus.

INVESTMENT POLICIES, TECHNIQUES AND RISKS

    Foreign Securities. The Fund will invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. The Fund may invest in securities of foreign issuers directly or in the form of American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDR's are designed for use in the U.S. and European securities markets. The Fund may invest in both 'sponsored' and 'unsponsored' ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. The Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

    With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of the Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under 'Currency Exchange Transactions.')

    Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

    Although the Fund seeks to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

    Currency Exchange Transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ('Forward Contract'). A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward Contracts are usually entered into with banks and broker/dealers, are not exchange traded and are usually for less than a one-year period, but may be renewed.

    Currency exchange transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a Forward Contract with respect to specific payables or receivables of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a Forward Contract with respect to a portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

    If the Fund enters into a Forward Contract, the custodian bank will, to the extent required (i.e., to the extent that the Forward Contract is not otherwise covered), segregate liquid assets of the Fund having a value equal to the Fund's commitment under such Forward Contract. At the maturity of a Forward Contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

    If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in Forward Contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new Forward Contract to sell the currency. Should forward prices decline during the period between the date the Fund enters into a Forward Contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

    Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

    Lower-Rated Debt Securities. The Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ('S&P') or Ba or lower by Moody's Investors Service, Inc. ('Moody's'), commonly called 'junk bonds') and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category, except that the Fund will not invest more than 20% of its assets in securities rated below investment grade or unrated securities considered by the investment adviser to be of comparable credit quality.

    Securities rated BBB by S&P or Baa by Moody's (the lowest investment grade ratings) are considered to be of medium grade and to have speculative characteristics. Debt securities rated below investment grade are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Although lower-rated debt and comparable unrated debt securities may offer higher yields than do higher-rated securities, they generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which lower-rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. See 'Computation of Net Asset Value.' Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher rated securities.

    Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities' prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses seeking recovery.

    A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

    Other Investment Companies. Certain markets are closed in whole or in part to equity investments by foreigners. The Fund may be able to invest in such markets solely or primarily through governmentally authorized investment companies. The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and 'qualified purchaser' investment companies.

    Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such an investment company unless, in the judgment of the Adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses.

    'When-Issued' or 'Delayed Delivery' Securities. The Fund may purchase securities on a 'when-issued' or 'delayed delivery' basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as assets and are marked-to-market daily. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed delivery securities before their settlement dates if deemed advisable. At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, to the extent required, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the Fund's custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

    Bank Obligations. The Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers' acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are 'accepted' by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in these instruments are limited to obligations of domestic banks (including their foreign branches) and U.S. and foreign branches of foreign banks having capital surplus and undivided profits in excess of $100 million.

    Structured Securities. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities differ from other types of securities in which the Fund may invest in several respects. For example, the coupon dividend and/or redemption amount at maturity may be increased or decreased depending on changes in the value of the underlying instrument.

    Investment in structured securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

    Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities, including certain securities that are subject to legal or contractual restrictions on resale ('restricted securities').

    Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the '1933 Act'). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

    Notwithstanding the above, the Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Directors of the Fund, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investing in illiquid securities. A determination as to whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than the maximum percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


    Private Investment Funds. The Fund may invest to a limited extent in private investment funds. Such funds are not registered under the Investment Company Act and are therefore not subject to the extensive regulatory requirements it imposes. Private investment funds typically do not disclose the contents of their portfolios, which may make it difficult for the Fund to independently verify the value of an investment in a private investment fund. Moreover, the Fund would have to rely largely on the integrity of the private investment fund's managers as to the accuracy of any such disclosure. In addition, the Fund typically will not be able to withdraw an investment in a private investment fund except at certain designated times, presenting the risk that the Fund would not be able to withdraw from a private investment fund as soon as desired, especially during periods of volatility in markets in which such a private investment fund invests. Investments in private investment funds generally will be subject to the Fund's limitations on investments in 'illiquid securities,' as described immediately above.


    Change of Objective. The investment objective of the Fund is not a fundamental policy and, accordingly, may be changed by the Board of Directors without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective.

INVESTMENT RESTRICTIONS

    In pursuing its investment objective, the Fund will not:

    1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of any one issuer, except securities issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities, or acquire securities of any one issuer which, at the time of investment, represent more than 10% of the voting securities of the issuer;

    2. Borrow money except that in exceptional circumstances the Fund may borrow from banks for temporary purposes, provided that such borrowings shall be unsecured and may not exceed 10% of the Fund's net assets at the time of the borrowing (including the amount borrowed). The Fund will not purchase securities while borrowings exceed 5% of its total assets;

    3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry other than U.S. Government Securities;

    4. Make loans, but this restriction shall not prevent the Fund from
       (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions or (b) lending portfolio securities, provided that the Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);*

    5. Underwrite the distribution of securities of other issuers; however, the Fund may acquire 'restricted' securities which, in the event of a resale, might be required to be registered under the 1933 Act on the grounds that the Fund could be regarded as an underwriter as defined by the 1933 Act with respect to such resale;

    6. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

---------
*The Fund has no present intention of lending its portfolio securities.

    7. Make margin purchases of securities, except for the use of such short-term credits as are needed for clearance of transactions;

    8. Sell securities short or maintain a short position, except short sales against-the-box.

    Restrictions 1 through 8 above (except the portions in parentheses) are 'fundamental,' which means that they cannot be changed without the vote of a majority of the outstanding voting securities of the Fund (defined by the Investment Company Act as the lesser of (i) 67% of the Fund's shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of the Fund's outstanding shares). In addition, the Fund is subject to a number of restrictions that may be changed by the Board of Directors without shareholder approval. Under those non-fundamental restrictions, the Fund will not:

    a. Invest in companies for the purpose of management or the exercise of control;

    b. Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;

    c. Invest more than 10% of its net assets (valued at time of investment) in warrants, valued at the lower of cost or market; provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;

    d. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales;

    e. Purchase or sell commodities or commodity contracts, except that it may enter into forward contracts and may sell commodities received by it as distributions on portfolio investments; and

    f. Purchase or sell put and call options on securities or on futures contracts.

    Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.


    Total Return. From time to time the Fund will advertise its average annual total return. Quotations of average annual returns for the Fund will be expressed in terms of the average annual compounded rates of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula: P(1+T)(n)=ERV (where P = a hypothetical initial payment of $1000, T = the average annual return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1000 payment made at the beginning of the period). This calculation assumes deduction of a proportional share of Fund expenses on an annual basis and assumes reinvestment of all income dividends and capital gains distributions during the period. During the one year period ended December 31, 2002, the Fund's average annual rate of return was 15.72%. Under the same assumptions, during the five year period ended December 31, 2002 an investment in the Fund would have increased at an average annual compounded rate of return of 14.60%.



    Comparison of Portfolio Performance. From time to time, the Fund may discuss in sales literature and advertisements, specific performance grades or rankings or other information as published by recognized mutual fund statistical services, such as Morningstar, Inc. or Lipper Analytical Services, Inc., or by publications of general interest such as Barron's, Business Week, Financial World, Forbes, Fortune, Kiplinger's Personal Finance, Money, Morningstar Mutual Funds, Smart Money, The Wall Street Journal or Worth. Total return information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Fund offers its shares. Quotations of total return for the Fund will not take into account charges and deductions against any separate accounts to which the Fund shares are sold or charges and deductions against the pertinent variable life insurance and variable annuity contracts ('Variable Contracts'). The Fund's total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the separate accounts or the Variable Contracts.


    Portfolio Turnover. Although the Fund will not make a practice of short-term trading, purchases and sales of securities will be made whenever appropriate, in the investment adviser's view, to achieve the Fund's investment objective. The rate of portfolio turnover is calculated by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio securities (excluding short-term U.S. government obligations and other short-term investments) for the particular fiscal year by the monthly average of the value of the portfolio securities (excluding short-term U.S. government obligations and short-term investments) owned by the Fund during the particular fiscal year. Although higher portfolio turnover rates are likely to result in higher brokerage commissions paid by the Fund, portfolio turnover is not a limiting factor when management deems portfolio changes appropriate to achieve the Fund's stated objective.

                           MANAGEMENT OF THE COMPANY

    The business of the Company is managed by its Board of Directors, which elects officers responsible for the day to day operations of the Fund and for the execution of the policies formulated by the Board of Directors.

    Pertinent information regarding the members of the Board of Directors and principal officers of the Company is set forth below. Some of the Directors and officers are employees of the Adviser and its affiliates. At least a majority of the Company's Board of Directors are not 'interested persons' as that term is defined in the Investment Company Act.

                            INDEPENDENT DIRECTORS(1)


                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                               TERM OF                              THE FUND              OTHER
                              POSITION(S)   OFFICE(2) AND        PRINCIPAL           COMPLEX         DIRECTORSHIPS/
                               HELD WITH      LENGTH OF        OCCUPATION(S)       OVERSEEN BY        TRUSTEESHIPS
   NAME, AGE AND ADDRESS      THE COMPANY    TIME SERVED    DURING PAST 5 YEARS     DIRECTOR        HELD BY DIRECTOR
   ---------------------      -----------    -----------    -------------------     --------        ----------------
Candace K. Beinecke, 56....  Director       December   Chair, Hughes                     6       Director,
   One Battery Park Plaza                   1999 to    Hubbard &                                 ALSTOM;
   New York, New York                       present    Reed                                      Director, Jacob's
   10004                                                                                            Pillow Dance
                                                                                                 Festival, Inc.;
                                                                                                 Director, Merce
                                                                                                 Cunningham
                                                                                                 Dance Foundation,
                                                                                                 Inc.; Director, First
                                                                                                 Eagle Funds, Inc.
                                                                                                 (5 portfolios)

Jean D. Hamilton, 56(3) ...  Director       March      Independent                       6       Director, Women's
  1345 Avenue of the                        2003 to    Consultant/ Private                       Economic Round Table;
  Americas                                  present    Investor; prior to                        Director and Treasurer,
  New York, New York                                   November 2002, Chief                      New York Women's Forum;
  10105                                                Executive Officer,                        Director, Four Nations;
                                                       Presidential                              Director, Standing
                                                       Institutional, and                        Tall; Director, Glass
                                                       Executive Vice                            Roots; Director, First
                                                       President,                                Eagle Funds, Inc. (5
                                                       Prudential                                portfolios)
                                                       Financial, Inc.;
                                                       prior to November
                                                       1998, various
                                                       executive positions
                                                       within the
                                                       Prudential
                                                       organization


                                                  (table continued on next page)

(table continued from previous page)


                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                               TERM OF                              THE FUND              OTHER
                              POSITION(S)   OFFICE(2) AND        PRINCIPAL           COMPLEX         DIRECTORSHIPS/
                               HELD WITH      LENGTH OF        OCCUPATION(S)       OVERSEEN BY        TRUSTEESHIPS
   NAME, AGE AND ADDRESS      THE COMPANY    TIME SERVED    DURING PAST 5 YEARS     DIRECTOR        HELD BY DIRECTOR
   ---------------------      -----------    -----------    -------------------     --------        ----------------
William M. Kelly, 59 ......  Director       December 1999   Senior Associate,          6         Trustee, New York
  500 Fifth Avenue,                         to present      Lingold Associates                   Foundation; Treasurer
  50th Floor                                                                                     and Trustee, Black Rock
  New York, New York 10110                                                                       Forest Consortium;
                                                                                                 Director, First Eagle
                                                                                                 Funds, Inc.
                                                                                                 (5 portfolios)

Paul J. Lawler, 54 ........  Director       March 2002 to   Vice President --          6         Director, Junior
  One Michigan Avenue East                  present         Investments and                      Achievement of
  Battle Creek, Michigan                                    Chief Investment                     Southwest Michigan;
  49017                                                     Officer, W.K.                        Finance Committee
                                                            Kellogg Foundation;                  Member, Battle Creek
                                                            prior to June 1997,                  Community Foundation;
                                                            Vice President for                   Custody Advisory
                                                            Finance, Renssalaer                  Committee Member, The
                                                            Polytechnic                          Bank of New York;
                                                            Institute                            Director, First Eagle
                                                                                                 Funds, Inc.
                                                                                                 (5 portfolios)

Dominique Raillard, 64 ....  Director       September       Independent                6         Director, First Eagle
  15 Boulevard Delessert                    1995 to         Consultant/Private                   Funds, Inc.
  75016 Paris France                        present         Investor; prior to                   (5 portfolios)
                                                            December 2001,
                                                            Managing Director of
                                                            Act 2 International
                                                            (Consulting)

Nathan Snyder, 68 .........  Director       September       Independent                6         Director, First Eagle
  1345 Avenue of the                        1995 to         Consultant/Private                   Funds, Inc.
  Americas                                  present         Investor                             (5 portfolios)
  New York, New York 10105


---------

(1) Directors who are not 'interested persons' of the Company as defined in the Investment Company Act.

(2) The term of office of each Director expires on his/her 72nd birthday.


(3) Ms. Hamilton was previously employed by certain of the Prudential companies, which provide portfolio brokerage and distribution services with respect to the Fund and its affiliates. She retired from her positions with those companies on November 16, 2002.

                            INTERESTED DIRECTORS(1)


                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                               TERM OF                              THE FUND              OTHER
                              POSITION(S)   OFFICE(2) AND        PRINCIPAL           COMPLEX         DIRECTORSHIPS/
                               HELD WITH      LENGTH OF        OCCUPATION(S)       OVERSEEN BY        TRUSTEESHIPS
   NAME, AGE AND ADDRESS      THE COMPANY    TIME SERVED    DURING PAST 5 YEARS     DIRECTOR        HELD BY DIRECTOR
   ---------------------      -----------    -----------    -------------------     --------        ----------------
John P. Arnhold, 49.......   Co-President;  December        Co-President and              6       Co-President and
   1345 Avenue of the        Director       1999 to         Director, Arnhold                     Director, First
   Americas                                 present         and S. Bleichroeder                   Eagle Funds,
   New York, New York                                       Holdings, Inc.;                       Inc.
   10105                                                    President and                         (5 portfolios)
                                                            Director, Natexis
                                                            Bleichroeder, Inc.;
                                                            Co-President
                                                            and Director,
                                                            Arnhold and
                                                            S. Bleichroeder
                                                            Advisers, LLC;
                                                            President and
                                                            Director, Natexis
                                                            Bleichroeder UK
                                                            Ltd.; Co-President
                                                            and Director, ASB
                                                            Securities, LLC;
                                                            Director Aquila
                                                            International Fund,
                                                            Ltd.; President,
                                                            WorldVest, Inc.

James E. Jordan, 58 .......  Director       December        Managing Director,            6       Director, Leucadia
  1345 Avenue of the                        1999 to         Arnhold and                           National
  Americas                                  present         S. Bleichroeder                       Corporation;
  New York, New York 10105                                  Advisers, LLC and                     Director, Empire
                                                            Director, ASB                         Insurance Company;
                                                            Securities, LLC since                 Director, J.Z.
                                                            July 2002; prior                      Equity Partners,
                                                            thereto, private                      Plc. (a British
                                                            investor and consultant               investment trust
                                                            to The Jordan Company                 company); Director,
                                                            (private investment                   Columbia University
                                                            banking firm); since                  School of
                                                            June 1997; prior                      International and
                                                            thereto, President and                Public Affairs; Vice
                                                            Chief Investment                      Chairman, New York
                                                            Officer of The William                State Board
                                                            Penn Company                          of The Nature
                                                            (a registered                         Conservancy;
                                                            investment adviser)                   Director, First
                                                                                                  Eagle Funds, Inc.
                                                                                                  (5 portfolios)


                                                  (table continued on next page)

(table continued from previous page)


                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                               TERM OF                                 THE FUND            OTHER
                              POSITION(S)   OFFICE(2) AND          PRINCIPAL            COMPLEX        DIRECTORSHIPS/
                               HELD WITH      LENGTH OF          OCCUPATION(S)        OVERSEEN BY       TRUSTEESHIPS
   NAME, AGE AND ADDRESS      THE COMPANY    TIME SERVED      DURING PAST 5 YEARS      DIRECTOR       HELD BY DIRECTOR
   ---------------------      -----------    -----------      -------------------      --------       ----------------
Stanford S. Warshawsky,      Chairman of    December 1999   Co-President,                 6         Director, Enzo
  65 ......................  the Board;     to present      Secretary, and                          Biochem, Inc. since
  1345 Avenue of the         Director                       Director, Arnhold and                   August 2002;
  Americas                                                  S. Bleichroeder                         Director, German-
  New York, New York 10105                                  Holdings, Inc.; Head of                 American Chamber of
                                                            Corporate Finance,                      Commerce; Trustee,
                                                            Natexis Bleichroeder,                   The Arthur F. Burns
                                                            Inc.; Co-President and                  Fellowship; Chairman
                                                            Director, Arnhold and                   and Director, First
                                                            S. Bleichroeder                         Eagle Funds, Inc.
                                                            Advisers, LLC;                          (5 portfolios)
                                                            Co-President and
                                                            Director, ASB
                                                            Securities, LLC


---------


(1) Directors who are 'interested persons' of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold, Jordan and Warshawsky is an interested person of the Company by virtue of being an officer or an officer and a director of the Adviser.


(2) The term of office of each Director expires on his/her 72nd birthday.

                                    OFFICERS


                                      POSITION(S)    TERM OF OFFICE
                                       HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)
      NAME, AGE AND ADDRESS           THE COMPANY    TIME SERVED (1)     DURING PAST FIVE (5) YEARS
      ---------------------           -----------    ---------------     --------------------------
John P. Arnhold, 49..............   Co-President;    December 1999  See table above related to
  1345 Avenue of the                Director         to present     Interested Directors
  Americas
  New York, New York
  10105

Jean-Marie Eveillard, 62 .........  Co-President     December 1999  Senior Vice President, Arnhold
  1345 Avenue of the Americas       (portfolio       to present     and S. Bleichroeder Holdings,
  New York, New York 10105          manager)         (with          Inc.; Vice President, Arnhold and
                                                     portfolio      S. Bleichroeder Advisers, LLC;
                                                     management     Co-President, First Eagle Funds,
                                                     responsibility Inc.; prior to 1999, Director and
                                                     since          President or Executive Vice
                                                     commencement   President of Societe Generale
                                                     of investment  Asset Management Corp.
                                                     operations in
                                                     February
                                                     1997)


                                                  (table continued on next page)

(table continued from previous page)


                                      POSITION(S)    TERM OF OFFICE
                                       HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)
      NAME, AGE AND ADDRESS           THE COMPANY    TIME SERVED (1)     DURING PAST FIVE (5) YEARS
      ---------------------           -----------    ---------------     --------------------------
Charles de Vaulx, 41 .............  Senior Vice      December 1999    Senior Vice President, Arnhold
  1345 Avenue of the Americas       President        to present       and S. Bleichroeder Holdings,
  New York, New York 10105          (portfolio       (with portfolio  Inc.; Vice President, Arnhold and
                                    manager)         management       S. Bleichroeder Advisers, LLC;
                                                     responsibility   Senior Vice President, First
                                                     since            Eagle Funds, Inc.; Senior Vice
                                                     commencement of  President, Societe Generale Asset
                                                     investment       Management Corp. since 1998,
                                                     operations in    Associate Portfolio Manager from
                                                     February 1997)   December 1996, Securities
                                                                      Analyst, prior to December 1996

Robert Bruno, 38 .................  Vice President,  December 1999    Senior Vice President, Arnhold
  1345 Avenue of the Americas       Secretary and    to present       and S. Bleichroeder Holdings,
  New York, New York 10105          Treasurer                         Inc.; Vice President, Arnhold and
                                                                      S. Bleichroeder Advisers, LLC;
                                                                      Senior Vice President, ASB
                                                                      Securities, LLC; Vice President,
                                                                      Secretary and Treasurer, First
                                                                      Eagle Funds, Inc.

Andrew DeCurtis, 34 ..............  Vice President   November 2000    Vice President, Arnhold and
  1345 Avenue of the Americas                        to present       S. Bleichroeder Holdings, Inc.;
  New York, New York 10105                                            Vice President, First Eagle
                                                                      Funds, Inc.

Edwin S. Olsen, 63 ...............  Vice President   November 2000    Vice President of Arnhold and
  1345 Avenue of the Americas                        to present       S. Bleichroeder Holdings, Inc.;
  New York, New York 10105                                            Vice President, First Eagle
                                                                      Funds, Inc.; Vice President, SG
                                                                      Cowen Securities Corp. from prior
                                                                      to 1999

Suzan J. Afifi, 50 ...............  Vice President   December 1999    Vice President, Arnhold and
  1345 Avenue of the Americas       and Assistant    to present       S. Bleichroeder Holdings, Inc.;
  New York, New York 10105          Secretary                         Vice President, ASB Securities,
                                                                      LLC; Vice President and Assistant
                                                                      Secretary, First Eagle Funds,
                                                                      Inc.

Stefanie Spritzler, 29 ...........  Assistant        May 2000 to      Assistant Vice President, Arnhold
  1345 Avenue of the Americas       Treasurer        present          and S. Bleichroeder Holdings,
  New York, New York 10105                                            Inc.; Assistant Vice President,
                                                                      ASB Securities, LLC; Assistant
                                                                      Treasurer, First Eagle Funds,
                                                                      Inc.; prior to May 1998, Senior
                                                                      Accountant, The Bank of New York

Winnie Chin, 28 ..................  Assistant        March 2001 to    Assistant Treasurer, First Eagle
  1345 Avenue of the Americas       Treasurer        present          Funds, Inc.
  New York, New York 10105


---------

(1) The term of office of each officer is indefinite.

    The following table describes the standing committees of the Board of Directors of the Company.


                                                                                 NUMBER OF COMMITTEE
                                                                                   MEETINGS IN THE
      AUDIT COMMITTEE               MEMBERS                       FUNCTIONS       LAST FISCAL YEAR
      ---------------               -------                       ---------       ------------------
Audit Committee                 William M. Kelly          Reviews the contract             2
                                Paul J. Lawler            between the
                                Jean D. Hamilton          Company and its
                                                          auditors, oversees the
                                                          Company's accounting
                                                          and financial
                                                          reporting policies,
                                                          procedures and
                                                          internal controls, and
                                                          acts as liaison to
                                                          auditors.

Nominating Committee   Candace K. Beinecke                Nominates new                    2
                       James E. Jordan                    Independent Directors
                       Dominique Raillard                 of the Company.
                                                          (The Nominating
                                                          Committee does not
                                                          consider shareholder
                                                          recommendations.)

Valuation Committee    John P. Arnhold                    Sets and recommends              0
                       Nathan Snyder                      securities valuation
                       Stanford S. Warshawsky             policies, supervises
                                                          the Adviser in the
                                                          valuation of Fund
                                                          assets, and, in
                                                          certain instances,
                                                          values Fund assets
                                                          directly.



    COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS. The Company makes no payments to any of its officers for services. However, those Directors of the Company who are not officers or employees of the Adviser or ASB Holdings are paid by the Company and First Eagle Funds, Inc. an annual fee of $12,000 and a fee of $2,000 for each meeting of the Company's Board of Directors and a fee of $1,000 for each meeting of any Committee of the Board that they attend. Such fees are allocated, generally, between the Company and First Eagle Funds, Inc. on a pro rata basis in relationship to their relative net assets. Each Director is reimbursed by the Company for any expenses he or she may incur by reason of attending such meetings or in connection with services he or she may perform for the Company. During the fiscal year ended December 31, 2002, an aggregate of $1,521 was paid, accrued or owed for Directors' fees and expenses by the Company.



    The following table sets forth information regarding compensation of Directors by the Company and by the fund complex of which the Company is a part for the fiscal year ended December 31, 2002. Officers of the Company and Interested Directors do not receive any compensation from the Company or any other fund in the fund complex which is a U.S. registered investment company.

                               COMPENSATION TABLE
                      FISCAL YEAR ENDED DECEMBER 31, 2002



                                                                                              TOTAL
                                                                PENSION OR                 COMPENSATION
                                                                RETIREMENT                 PAID OR OWED
                                                  AGGREGATE      BENEFITS    ESTIMATED         FROM
                                                 COMPENSATION    ACCRUED       ANNUAL     REGISTRANT AND
                                                   PAID OR      AS PART OF    BENEFITS     FUND COMPLEX
                                                  OWED FROM        FUND         UPON         PAID TO
NAME OF PERSON, POSITION                          REGISTRANT     EXPENSES    RETIREMENT    DIRECTORS***
------------------------                          ----------     --------    ----------    ------------
John P. Arnhold, Director*.....................    $     0         N/A          N/A          $     0(1)
Candace K. Beinecke, Director..................    $   173         N/A          N/A          $33,409(1)
Jean D. Hamilton, Director**...................    $     0         N/A          N/A          $     0(1)
James E. Jordan, Director**....................    $    85         N/A          N/A          $22,409(1)
William M. Kelly, Director.....................    $   182         N/A          N/A          $36,409(1)
Paul J. Lawler, Director.......................    $   121         N/A          N/A          $23,014(1)
Dominique Raillard, Director...................    $   174         N/A          N/A          $22,000(1)
Nathan Snyder, Director........................    $   158         N/A          N/A          $21,000(1)
Stanford Warshawsky, Director*.................    $     0         N/A          N/A          $     0(1)


---------

 * Interested Director.


 ** Ms. Hamilton joined the Board of Directors in March 2003. Mr. Jordan became an Interested Director in July 2002.



*** For this purpose, the fund complex consists of the First Eagle Overseas
    Variable Fund, the five portfolios of First Eagle Funds, Inc. (Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund and the First Eagle Fund of America), plus the First Eagle International Fund portfolio of the First Eagle Funds trust, which was liquidated on or about May 31, 2002. The number in parentheses indicates the total number of other boards in the fund complex on which the Director served as of December 31, 2002.



    ADDITIONAL INFORMATION REGARDING THE DIRECTORS. The following table sets forth information as of December 31, 2002 regarding ownership by the Directors of the Company of equity securities of the Company or any other fund in the same fund complex for which each is also a director or trustee. ('Fund complex' has the same meaning as in the footnote to the table above.) Dollar ranges of ownership are indicated as follows: A = None; B = $1 to $10,000; C = $10,001 to $50,000; D = $50,001 to $100,000; E = over $100,000.


                             INDEPENDENT DIRECTORS


                        DOLLAR RANGE OF OWNERSHIP OF EQUITY  AGGREGATE OWNERSHIP OF EQUITY SECURITIES IN
                           SECURITIES IN THE FUND AS OF      ALL FUNDS OVERSEEN BY DIRECTOR IN THE FUND
         NAME                    DECEMBER 31, 2002                 COMPLEX AS OF DECEMBER 31, 2002
         ----                    -----------------                 -------------------------------
Candace K. Beinecke...                  A                                      C
Jean D. Hamilton*.....                  A                                      A
William M. Kelly......                  A                                      E
Paul J. Lawler........                  A                                      D
Dominique Raillard....                  A                                      A
Nathan Snyder.........                  A                                      A


---------


 *Ms. Hamilton joined the Board of Directors in March 2003.


                              INTERESTED DIRECTORS


                        DOLLAR RANGE OF OWNERSHIP OF EQUITY  AGGREGATE OWNERSHIP OF EQUITY SECURITIES IN
                           SECURITIES IN THE FUND AS OF      ALL FUNDS OVERSEEN BY DIRECTOR IN THE FUND
         NAME                    DECEMBER 31, 2002                 COMPLEX AS OF DECEMBER 31, 2002
         ----                    -----------------                 -------------------------------
John P. Arnhold.......                  A                                      E
James E. Jordan.......                  A                                      E
Stanford S.                             A                                      E
  Warshawsky..........



    Since January 1, 2001, none of the independent Directors who is a director of another investment company whose adviser and principal underwriter are ASB Advisers and First Eagle Distributors, respectively (e.g., First Eagle Funds, Inc.), has held any other position with
(i) the Company, (ii) an investment company having the same adviser or principal underwriter as the Funds or an adviser or principal underwriter that controls, is controlled by, or is under common control with the Adviser or First Eagle Distributors, (iii) the Adviser, First Eagle Distributors or other affiliate of the Company, or (iv) any person controlling, controlled by or under common control with the Adviser or First Eagle Distributors. Also since January 1, 2001, none of these individuals owns, beneficially or of record, securities issued by (i) the Adviser or First Eagle Distributors or (ii) any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or First Eagle Distributors. Finally, none of these individuals or their immediate family members has an interest in a transaction with a 'related person' of the company. A 'related person' is (i) an executive officer of the Company, (ii) an investment company having the same adviser or principal underwriter as the Funds or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser or First Eagle Distributors, (iii) an executive officer of such an investment company, (iv) the Adviser or First Eagle Distributors, (v) an executive officer of the Adviser or First Eagle Distributors, (vi) a person directly or indirectly controlling, controlled by, or under common control with the Adviser or First Eagle Distributors, or
(vii) an executive officer of a person described in clause (vi) above.



    The Company, the Adviser, and its principal distributor, First Eagle Distributors, have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. This code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund, with certain exceptions.



    As of March 31, 2003, the officers and Directors of the Company, as a group, owned less than 1% of the outstanding shares of capital stock of the Fund. As of March 31, 2003, the following entities held of record 5% or more of the outstanding shares of the Fund:



                      NAME AND ADDRESS                        PERCENTAGE OF SHARES
                       HELD OF RECORD                            HELD OF RECORD
                       --------------                            --------------
SunLife Financial-Futurity NY ..............................            73%
1 SunLife Executive Park
Sun Code 1335
Wellesly, MA 02481-9134

CNA Valley Forge Variable Annuity ..........................            15%
100 CNA Drive
Nashville, TN 37214-3439

IL Visionary Choice Continental Universal Life .............            12%
2960 N Meridian St Box 7149
Indianapolis, IN 46208-4715



    While the Company is a Maryland corporation, certain of its Directors and officers are non-residents of the United States and may have all, or a substantial part, of their assets located outside the United States. As a result, it may be difficult for U.S. investors to effect service of process upon such non-U.S. Directors or officers within the United States or effectively to enforce judgments of courts of the United States predicated upon civil liabilities of such officers or Directors under the federal securities laws of the United States.

                     INVESTMENT ADVISORY AND OTHER SERVICES


    As described in the Company's Prospectus, ASB Advisers is the Company's investment adviser and, as such, manages the Fund's portfolio. ASB Advisers is a wholly owned subsidiary of ASB Holdings, a privately owned holding company. The Adviser's primary offices are located at 1345 Avenue of the Americas, New York, NY 10105.



    Under its investment advisory contract with the Company, which became effective December 31, 1999, ASB Advisers furnishes the Company with investment advice consistent with the Fund's stated investment objective. Prior to December 31, 1999, the Fund had an advisory contract with Societe Generale Asset Management Corp. ('SGAM Corp.'). ASB Advisers also furnishes the Company with office space and certain facilities required for the business of the Fund, and statistical and research data, and pays any expenses of the Company's officers. In return, the Fund pays ASB Advisers a monthly fee at the annual rate of 0.75% of the average daily value of the Fund's net assets. This annual fee rate is higher than the rate of fees paid by most U.S. mutual funds. The Company believes, however, that the advisory fee rate is not higher than the rate of fees paid by most other mutual funds that invest significantly in foreign equity securities. ASB Advisers had agreed to waive its advisory fee and, if necessary, reimburse the Fund through April 30, 2003 to the extent that the Fund's aggregate expenses exceed 1.50% of the Fund's average net assets. (The Adviser has discontinued this arrangement effective April 30, 2003. However, no fee waiver was necessary for the year ended December 31, 2002 as the Fund's aggregate expenses for that year did not exceed 1.50%, and it is anticipated that the Fund's aggregate expenses for the year ended December 31, 2003 similarly will not exceed that level.) The Adviser waived advisory fees of $95,233 for the year ended December 31, 2001 and waived its advisory fees of $93,015 in their entirety for the year ended December 31, 2000. In addition, the Adviser voluntarily reimbursed the Fund for expenses in the amount of $47,189 for the year ended December 31, 2000.



    The Adviser also performs certain administrative and accounting services on behalf of the Fund, and, in accordance with the agreement between them, the Fund reimburses the Adviser for costs (including personnel, overhead and other costs) related to those services.



    On December 22, 1999, the shareholders of the Company approved the Advisory Agreement between the Company and the Adviser. The Board of Directors of the Company approved the Advisory Agreement most recently on November 26, 2002. In doing so, the Directors considered the desirability of continuing the Fund's historic relationship with the Adviser in light of the total compensation to be received by the Adviser, the expenses incurred by the Adviser in performing services under the Advisory Agreement and the total cost to the Fund of using the Adviser's services, taking into account any expenses that the Adviser may pass to the Fund. The Directors also considered the effects of indirect compensation to the Adviser, such as soft dollar and other service benefits, and the effect of the advisory fee on the ratio of total expenses to total assets. In addition, they compared competitive prices for comparable services and evaluated the Adviser's past performance and reliability as well as its profitability, capabilities and financial condition. Among other things, the Directors determined that the Adviser's fees were competitive to those charged by investment advisers to similar funds, total compensation was reasonable, and the Fund's expense ratio was reasonable both on an absolute basis and when compared to those of similar funds. The Directors also determined that the Adviser's past performance and reliability on behalf of the Fund were excellent when compared with investment advisers to similar funds and the Adviser's profitability and financial condition were satisfactory. Accordingly, they concluded that the Advisory Agreement serves the interests of the Fund and its shareholders.


    The Advisory Agreement will continue in effect after the end of the initial two-year period from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Advisory Agreement provides that it will terminate automatically if assigned, within the meaning of the Investment Company Act, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice.

                       DISTRIBUTION OF THE FUND'S SHARES


    First Eagle Funds Distributors, a division of ASB Securities, LLC, serves as the Distributor of the Fund's shares. ASB Securities, LLC is a registered broker-dealer and a member of the National Association of Securities Dealers ('NASD'). ASB Securities, LLC, as with the Adviser, is a wholly-owned subsidiary of ASB Holdings.



    In this regard, the Company and First Eagle Distributors have entered into a distribution contract pursuant to which First Eagle Distributors offers, as agent, share of the Fund continuously to the separate accounts of insurance companies. First Eagle Distributors is not obligated thereunder to sell any specific amount of Fund shares.



    The Fund has adopted a Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Investment Company Act. Under the Plan, the Fund may pay First Eagle Distributors a monthly distribution related fee at an annual rate not to exceed 0.25% of the average daily value of the Fund's net assets. Under the terms of the Plan, the Fund is authorized to make payments to First Eagle Distributors for remittance to an insurance company that is the issuer of a Variable Contract invested in shares of the Fund in order to pay or reimburse such insurance company for distribution and shareholder servicing-related expenses incurred or paid by such insurance company. Distribution expenses incurred in any fiscal year, which are not reimbursed from payment under the Plan accrued in such fiscal year, will not be carried over for payment under the Plan in any subsequent year. (First Eagle Distributors may also make payments to such insurance companies from its own resources in support of those companies distribution and shareholder-servicing efforts on behalf of the Fund. Such payments are not covered by the Plan.)



    During the fiscal years ended 2002, 2001 and 2000, the Fund incurred distribution related fees for expenditures under the Plan in the aggregate amount of $72,185, $40,133 and $30,519, respectively, which constituted 0.25% of the Fund's average daily net assets during such periods. Such amount is payable to the insurance companies which issued the Variable Contracts invested in shares of the Fund.


    Expenses payable pursuant to this Plan may include, but are not limited to, expenses relating to the preparation, printing and distribution of prospectuses to existing and prospective Variable Contract owners; development, preparation, printing and mailing of Fund advertisements; expenses relating to holding seminars and sales meetings designed to promote the distribution of Fund shares; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund; and financing any other activity that the Fund's Board of Directors determines is primarily intended to result in the sale of shares.

    The Plan is deemed reasonably likely to benefit the Fund and the Variable Contract owners in at least one of several ways. Specifically, it is expected that the insurance companies that issue Variable Contracts invested in shares of the Fund would have less incentive to educate Variable Contract owners and sales people concerning the Fund if expenses associated with such services were not paid by the Fund. In addition, the payment of distribution fees to insurers should motivate them to maintain and enhance the level of services relating to the Fund provided to Variable Contract owners, which would, of course, benefit such Variable Contract owners. The adoption of the Plan would also likely help to maintain and may lead to an increase in net assets given the foregoing incentives. Further, it is anticipated that Plan fees may be used to educate potential and existing owners of Variable Contracts concerning the Fund, the securities markets and related risks.


    The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by the directors of the Company and by the directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to the Plan (previously defined as the 'Independent Directors'). In the case of an agreement relating to the Plan, the Plan provides that such agreement may be terminated, without penalty, by a vote of a majority of the Independent Directors, or by a majority of the Fund's outstanding voting securities on 60 days' written notice to First Eagle Distributors, and provides further that such agreement will automatically terminate in the event of its assignment. The Plan also states that it may not be amended to increase the maximum amount of the payments thereunder without the approval of a majority of the outstanding voting securities (as defined above under 'Management of the Company -- Investment Restrictions') of the Fund. No material amendment to the Plan will, in any event, be effective unless it is approved by a vote of the directors and the Independent Directors of the Company.


    When the Company seeks an Independent Director to fill a vacancy on the board or as an addition to the board or as a nominee for election by stockholders, the selection or nomination of the Independent Director is, under resolutions adopted by the directors, contemporaneously with their adoption of the Plan, committed to the discretion of the Independent Directors.


    The expenses incurred by the Company in connection with its organization, its registration with the Securities and Exchange Commission and any states where registered, and the public offering of its shares were advanced on behalf of the Company by ASB Advisers. These organizational expenses were deferred and amortized by the Company over a period of 60 months and have now been paid in full.


                         COMPUTATION OF NET ASSET VALUE

    The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

    A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security is among the NASDAQ designated 'Tier 1' securities in which case it is valued at its last sale price. All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors or its delegates.

                             HOW TO PURCHASE SHARES

    The methods of buying and selling shares and the sales charges applicable to purchases of shares of the Fund are described in the prospectus of the pertinent separate account.

                                   TAX STATUS

    The Fund intends to qualify annually as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended (the 'Code'). In order to qualify as a regulated investment company for a taxable year, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies;
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer qualifying only if the Fund's investment is limited to an amount not greater than 5% of the value of the Fund's assets and not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the

Fund controls and which are determined, under Treasury regulations, to be engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) for the year.

    As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders (the separate accounts and other qualified investors), at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement generally are subject to a non-deductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for the preceding year that were not distributed during that year. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. In some circumstances, the Fund may qualify for an exception to the excise tax distribution requirements, but the Fund is not required to qualify for such exception.


    If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund would be taxed in the same manner as a corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to so qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though such distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, incur substantial taxes and interest on such unrealized gains, and make certain substantial distributions.


    Aside from the requirements attendant to the Fund's qualification as a regulated investment company discussed above, Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts and variable life insurance policies. The Code provides that a variable annuity contract and a variable life insurance policy shall not be treated, respectively, as an annuity contract or life insurance policy for any period for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department, adequately diversified. Disqualification of the contract or policy as an annuity contract or life insurance policy would result in the immediate imposition of federal income tax on variable annuity contract and variable life insurance policy owners, respectively, with respect to earnings allocable to the contract or policy (including accumulated earnings), and the tax liability would generally arise prior to the receipt of payments under the contracts. Section 817(h)(2) of the Code is a safe harbor rule which provides that a variable annuity contract or a variable life insurance policy satisfies the diversification requirements if, as of the close of each quarter of a taxable year, the underlying assets of such contract or policy meet the diversification standards for a regulated investment company, and no more than 55% of such contract's or policy's total underlying assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies. The U.S. Treasury Department has issued regulations (specifically Section 1.817-5 of the Treasury Regulations -- the 'Regulations') that establish diversification requirements for the investment portfolios underlying variable insurance contracts. The Regulations amplify the diversification requirements for variable annuity contracts and variable life insurance policies set forth in Section 817(h) of the Code, and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of total assets is represented by any one investment; (2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of the Regulations, all securities of the same issuer are treated as a single investment. The Regulations provide that, in the case of a regulated investment company whose shares are available to the public only through variable insurance contracts (such as the Fund) which meet certain other requirements, the diversification tests are applied by reference to the underlying assets owned by the regulated investment company (i.e., on a 'look-through' basis) rather than by reference to the shares of the regulated investment company owned under the annuity contract. The Fund intends to meet the requirements for application of the diversification tests on a look-through basis.

    The Treasury Department has indicated in published statements that it would issue future regulations or rulings addressing the circumstances in which a Variable Contract owner's control of the investments of a separate account may cause such contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known at the present time what standards will be set forth in such regulations or rulings.

    In the event that such rules or regulations were adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Fund will not have to change its investment objective or investment policies. Furthermore, the Fund would still be required as to comply with the diversification requirements set forth in Section 817(h) and/or the Regulations. However, it is possible that in order to comply with the aforementioned diversification requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.

    Variable annuity contracts and variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation generally without current federal income tax liability for an individual owner. Different rules apply to corporations, taxable trusts, or other entities which own variable annuity contracts and variable life insurance policies. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to federal income tax, as well as a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract or policy should be subject to federal income tax. Additional state and/or local income taxes and penalties could be imposed on such distributions. For a further discussion of investing in variable annuity contracts or variable life insurance policies, please refer to the prospectus offered by the participating insurance company. In addition, investors should consult their own tax advisors for a more complete discussion of possible tax consequences to their particular situations.


    Investments by the Fund in securities issued or acquired at a discount, or providing for deferred interest or payment of interest as in the form of additional obligations could result in income to the Fund equal generally to a portion of the excess of the face value of the securities over their issue or acquisition price (the 'original issue discount') each year that the securities are held, even though the Fund receives no actual interest payments. In addition, a Fund's investment in foreign currencies or foreign currency denominated or referenced debt, certain asset-backed securities, section 1256 contracts (as described below) and contingent payment and inflation-indexed debt instruments also may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of cash generated by such investments. Such income must be included in determining the amount of income which the Fund must distribute in order to meet various distribution requirements. In such case, the Fund could be required to dispose of securities which it might otherwise have continued to hold or borrow to generate cash to satisfy its distribution requirements. In addition, if the Fund invests in certain high yield original issue discount obligations issued by U.S. corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the corporate dividends-received deduction. In such event, a portion of the dividends from investment company taxable income paid by the Fund to its corporate shareholders may be eligible for this corporate dividends-received deduction if so designated by the Fund in a written notice to shareholders.



    Certain regulated futures contracts, nonequity options, and foreign currency contracts in which the Fund may invest may be 'section 1256 contracts.' Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are 'marked-to-market' (that is, treated as sold at their fair market value), resulting in unrealized gains or losses being treated as though they were realized.



    Generally, the hedging transactions undertaken by the Fund may result in 'straddles' for U.S. federal income tax purposes. The straddle rules may cause certain gains to be treated as short-term rather than long-term and certain losses to be treated as long-term rather than short-term. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized and certain interest expenses may be required to be capitalized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gains realized by the Fund which is taxed as ordinary income when distributed to shareholders.


    The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of such elections, the amount, character and/or timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

    Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gain or losses from the affected straddle positions, the amount which may be distributed to shareholders as ordinary income or long-term capital gains may be increased or decreased, respectively, compared to a fund that did not engage in such hedging transactions.


    Notwithstanding any of the foregoing, the Fund may recognize gain from a constructive sale of certain 'appreciated financial positions' if generally the Fund enters into a short sale of offsetting notional principal contract with respect to, or a futures or a forward contract to deliver the same or substantially identical property or, in the case of an appreciated financial position that is a short sale, an offsetting notional principal contract or a futures or forward contract, if the Fund acquires the same or substantially identical property as the underlying property for the position. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions that are closed before the end of the 30th day after the end of the taxable year in which the transaction was entered into if the taxpayer holds the appreciated financial position throughout the 60 day period beginning on the date the transaction is closed and at no time during this 60 day period is the taxpayer's risk of loss with respect to the appreciated securities reduced by certain circumstances.



    If the Fund has long-term capital gain from a 'constructive ownership transaction' with respect to any financial asset, the amount of such gain which may be treated as long-term capital gain by the Fund is limited to the amount of such gain which the Fund would have recognized if it had been holding such financial asset directly, rather than through a constructive ownership transaction, with any gain in excess of this amount being treated as ordinary income. In addition, any such gain recharacterized as ordinary income is treated as having been realized ratably over the duration of such constructive ownership transaction grossed up by an interest charge when reported in the year recognized. A constructive ownership transaction includes holding a long position under a notional principal contract with respect to, or entering into a forward or futures contract to acquire certain financial assets, or both holding a call option and granting a put option with respect to certain financial assets where such options have substantially equal strike prices and contemporaneous maturity dates.

    Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency or determined with reference to one or more foreign currencies and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency or determined with reference to one or more foreign currencies gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition thereof also are treated as ordinary gain or loss. Generally gains or losses with respect to forward contracts, futures contracts, options or similar financial instruments (other than section 1256 contracts) which are denominated in terms of a foreign currency or determined by reference to the value of one or more foreign currencies are treated as ordinary gains or losses, as the case may be. These gains or losses, referred to under the Code as 'section 988' gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. However, in certain circumstances, it may be possible to make an election to treat such gains or losses as capital gains or losses or as subject to the rules applicable to section 1256 contracts, rather than subject to section 988 treatment. Furthermore, if section 988 losses exceed other investment company taxable income generated by a Fund during a taxable year, the Fund's distributions for the taxable year (including distributions made before such section 988 losses were recouped) world be treated as a return of capital to the Fund's shareholders (rather than as dividends), thereby reducing the basis of each shareholder's Fund shares and potentially resulting in a capital gain for any shareholder receiving a distribution greater than such shareholder's adjusted tax basis in Fund shares (assuming such shares are held as a capital asset).



    Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced federal income tax rates, generally depending upon the shareholder's holding period for the shares. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less generally will be treated as a long-term capital loss to the extent of any distributions received by the shareholder with respect to such shares that are treated as long-term capital gains.



    The Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the United States. Such taxes would reduce the yield on the Fund's investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign source income or foreign withholding taxes paid by the Fund that can be treated as income taxes under U.S. federal income tax principles, as respectively earned and paid by its shareholders. For any year that the Fund makes such an election, each of its shareholders will be required to include in computing its income its allocable share of such taxes paid by the Fund, and will be entitled, subject to certain limitations, to credit its share of such taxes against its U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. federal gross income, if any.



    Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the amount of the shareholder's U.S. federal income tax liability attributable to its foreign source taxable income, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than 'qualified passive income.' With respect to the Fund, if the pass through election described above is made, the source of the Fund's income flows through to its shareholders. Certain gains from the sale of securities and certain foreign currency fluctuation gains will not be treated as foreign source taxable income. In addition, the foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source 'passive income.' For this purpose, foreign source 'passive income' generally includes foreign source dividends (other than dividends from 'non-controlled, section 902 corporations,' and certain other corporations), interest, capital gains and certain foreign currency gains. As a consequence, some shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by the Fund. The foreign tax credit is disallowed with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. If the Fund is not eligible to make the pass-through election described above, the foreign taxes it pays will reduce its income, if any, and distributions by the Fund will be treated as U.S. source income. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, the foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to a foreign country and (ii) the portion of the Fund's dividends and distributions that represents income derived from sources within such country.



    Investments by the Fund in stock of certain foreign corporations which generate mostly passive income, or at least half of the assets of which generate such income (referred to as 'passive foreign investment companies' or 'PFICs'), are subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, the Fund would be required to report certain 'excess distributions' from, and any gain from the disposition of stock of, the PFIC as ordinary income. Such ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior taxable years would be taxable to the Fund at the highest rate of tax on ordinary income applicable in that year, increased by an interest charge at the rate prescribed for underpayments of tax. Amounts allocated to the year of the distribution or disposition would be included in the Fund's net investment income for that year and, to the extent distributed as a dividend to the Fund's shareholders, would not be taxable to the Fund.



    The Fund may be able elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain and any gain from an actual disposition of the stock would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net gains reported as ordinary income in prior years. Alternatively, the Fund may be able to make an election, known as a qualified electing fund ('QEF') election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund (but would be taxable to shareholders). In order to make a QEF election, the Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain.



    The Fund may be required to withhold U.S. federal income tax currently at the rate of 30% (subject to phased-in reductions) of all distributions and gross sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or otherwise fail to comply with the applicable requirements of the backup withholding rules. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against the shareholder's U.S. federal income tax liability, provided that the required information is timely furnished to the IRS.



    Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.



    Since, at the time of an investor's purchase of the Fund's shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in the Fund's portfolio or undistributed income of the Fund, subsequent distributions (or a portion thereof) on such shares may in economic reality represent a return of his capital. However, such a subsequent distribution would be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares. Prior to purchasing shares of the Fund, an investor should carefully consider such tax liability which he might incur by reason of any subsequent distributions of net investment income and capital gains.



    Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions and redemptions of Fund shares. Also, the tax consequences to a foreign shareholder of an investment in the Fund may be different from those described above. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Adviser is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any. Broker-dealers and futures commission merchants may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant to the extent and in the manner permitted by applicable law.

    Equity securities traded in over-the-counter market and bonds, including convertible bonds, are generally traded on a `net' basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with the Distributor in any transaction in which the Distributor acts as principal. Thus, it will not deal with the Distributor acting as market maker, and it will not execute a negotiated trade with the Distributor if execution involves the Distributor acting as principal with respect to any part of the Fund's order.

    Portfolio securities may not be purchased from any underwriting or selling group of which the Distributor, during the existence of the group, is a member, except in accordance with rules of the Securities and Exchange Commission. This limitation, in the opinion of the Company, will not significantly affect a Fund's ability to pursue its present investment objective.

    In placing orders for portfolio securities or futures, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Adviser will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Fund, the Adviser or the Adviser's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtain in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the Funds, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Adviser in providing investment management for the Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the executing party in the light of generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Fund to brokers other than the Distributor in order to secure the research and investment services described above, subject to review by the Board of Directors from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.

    Subject to the above considerations, the Distributor may act as a securities broker for the Fund. In order for the Distributor to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the Distributor must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an Exchange during a comparable period of time. This standard would allow the Distributor to receive no more than the remuneration expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

    Furthermore, the Board of Directors, including a majority of the Directors who are not `interested' directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the Distributor is consistent with the foregoing standard. Brokerage transactions with the Distributor also are subject to such fiduciary standards as may be imposed by applicable law. From time to time, the Fund may engage in agency cross transactions with respect to securities that meet its investment objective and policies. An agency cross transaction occurs when a broker sells securities from one client's account to another client's account. Cross transactions are executed with written permission from the Fund. This authorization permits cross transactions only between the Fund on one side and clients for which the Distributor acts as broker, but does not act as investment adviser, on the other side. The authorization can be terminated at any time by written notice to the Distributor.

    The Fund may from time to time sell or purchase securities to or from companies or persons who are considered to be affiliated with the Fund solely because they are investment advisory clients of the Distributor or the Adviser. No consideration other than cash payment against prompt delivery at the then current market price of the securities will be paid to any person involved in those transactions. Additionally, all such transactions will be consistent with procedures adopted by the Board of Directors.




    For the years ended December 31, 2002, 2001 and 2000, the Fund paid a total of $145,500, $48,657 and $60,362, respectively, in brokerage commissions, with respect to portfolio transactions aggregating $50,087,517, $15,254,545 and $17,167,808, respectively, all of which was placed with brokers or dealers who provide research and investment information. Of such amounts and for the same periods, $8,215, $2,213 and $310, respectively, in brokerage commissions (5.646%, 4.548% and 0.513%, respectively, of the aggregate) with respect to portfolio transactions aggregating $1,930,215, $535,178 and $75,668, respectively, (3.854%, 3.508% and 0.441%, respectively, of the aggregate) was placed with broker-dealer affiliates of the Adviser.


                                 CAPITAL STOCK

    The authorized capital stock of the Company consists of one billion shares of common stock, par value $0.001 per share, of which 150,000,000 shares have been designated as shares of the Fund. All shares issued and outstanding are fully paid and non-assessable and are redeemable at net asset value at the option of shareholders. Shares have no preemptive or conversion rights and are freely transferable. The Board of Directors is authorized to classify, reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another series or class would be governed by the Investment Company Act and Maryland law.

    Pursuant to its By-Laws, the Company does not generally hold annual meetings of shareholders. Shareholder meetings, however, will be held when required by the Investment Company Act or Maryland law, or when called by the Chairman of the Board, the President or shareholders owning at least 10% of the outstanding shares of the Fund. The cost of any such notice and meeting will be borne by the Fund.

    Each share of common stock of the Fund is entitled to one vote for each dollar of net asset value and a proportionate fraction of a vote for each fraction of a dollar of net asset value, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for Variable Contracts. Generally, shares of each series vote together on any matter submitted to shareholders, except when otherwise required by the Investment Company Act, or (if shares of more than one series are outstanding) when a matter affects the interests of each series in a different way, in which case the shareholders of each series vote separately by class. If the directors determine that a matter does not affect the interests of a particular series, then the shareholders of that series will not be entitled to vote on that matter. An insurance company issuing a Variable Contract invested in shares of the Fund (or any other series issued in the future) will request voting instructions from Variable Contract owners and will vote shares in proportion to the voting instructions received. Currently, the Company has shares of one series outstanding (the Fund).

                              CUSTODY OF PORTFOLIO

    The Company has appointed The Bank of New York, One Wall Street, New York, NY 10286, as custodian and foreign custody manager for the Fund's assets.

                              INDEPENDENT AUDITORS

    The Company's independent auditors are KPMG LLP, Certified Public Accountants, 757 Third Avenue, New York, NY 10017. KPMG LLP audits the Fund's annual financial statements and renders its report thereon, which is included in the Annual Report to Shareholders.

                              FINANCIAL STATEMENTS


    The Fund's financial statements and notes thereto appearing in the December 31, 2002 Annual Report to Shareholders and the report thereon of KPMG LLP, Certified Public Accountants, appearing therein are incorporated by reference in this Statement of Additional Information. The Fund will furnish, without charge, a copy of such Annual Report to Shareholders on request. All such requests should be directed to the First Eagle Variable Fund, at 1345 Avenue of the Americas, New York, NY 10105.

                                    APPENDIX

                        RATINGS OF INVESTMENT SECURITIES

    The rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Company's investment adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

    The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ('Moody's') and Standard & Poor's Corporation ('S&P').

MOODY'S RATINGS.

    Aaa -- Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt-edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

    Aa -- Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

    A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds rated Ca represent obligations which are speculative to a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS.

    AAA -- Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

    AA -- Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only to a small degree.

    A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

    BB -- B -- CCC -- CC -- BONDS RATED BB, B, CCC AND CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS


EXHIBIT
-------
(a)(1)   -- Articles of Incorporation of the Registrant.*
(a)(2)   -- Articles of Amendment are filed herewith.
(b)      -- By-Laws of the Registrant.*
(c)      -- Not Applicable.
(d)      -- Investment Advisory Contract between the Registrant and
             Arnhold and S. Bleichroeder Advisers, LLC ('ASB
             Advisers').*
(e)(1)   -- Distribution Agreement between the Registrant and ASB
            Securities, LLC ('ASB Securities').*
(e)(2)   -- Form of 12b-1 Servicing Agreement Between SGCS and A Life
            Insurance Company.*
(f)      -- Not applicable.
(g)(1)   -- Custody Agreement between the Registrant and The Bank of
            New York.**
(g)(2)   -- Foreign Custody Manager Agreement between the Registrant and The Bank of New York.**
(g)(3)   -- Form of Subcustodial Agreement.*
(g)(4)   -- Investment Accounting Agreement between the Registrant and
            State Street Bank and Trust Company is filed herewith.
(g)(5)   -- Amendment adding Registrant as a party to the Transfer Agency
            Agreement ("Master TA Agreement") between First Eagle Funds, Inc.
            and DST Systems Inc. is filed herewith.***
(h)      -- Participation Agreement among the Registrant, A Life
            Insurance Company and SGCS.*
(i)      -- Not applicable.
(j)      -- Consent of KPMG LLP is filed herewith.
(k)      -- Not applicable.
(l)      -- Investment Representation Letter of SGAM Corp.*
(m)      -- Rule 12b-1 Distribution Plan and Agreement between the
            Registrant and ASB Securities.**
(n)      -- Not applicable.
(p)      -- Code of Ethics.**


---------

  * Previously filed as an Exhibit to the Registration Statement.

 ** Incorporated herein by reference to Post-Effective Amendment No. 8 filed on or about April 13, 2001.

*** The Master TA Agreement is incorporated herein by reference to Post-Effective Amendment No. 4 to the First Eagle Funds, Inc. Registration Statement filed on or about July 25, 1997.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None.

ITEM 25. INDEMNIFICATION

    Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the General Corporation Law of the State of Maryland controlling the indemnification of directors and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

    The general effect of these statutes is to protect directors, officers, employees and agents of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the indemnified person acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-Laws of the Registrant make the indemnification of its directors, officers, employees and agents mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

    In referring in its By-Laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland Law and Section 17(h) of the Investment Company Act of 1940 (the '1940 Act'), the Registrant intends that conditions and limitations on the extent of the indemnification of directors and officers imposed by the provisions of either
Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-Laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-Laws to use reasonable and fair means in determining whether indemnification of a director or officer should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ('indemnitee') was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office ('disabling conduct') or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither 'interested persons' (as defined in the 1940
Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorney's fees or other expenses incurred by a director or officer in his or her defense only if (in addition to his or her undertaking to repay the advance if he or she is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his or her undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

    In addition, the Registrant will maintain a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for claims made by reason of any acts, errors or omissions committed in their capacity as directors or officers. The policy will contain certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


    ASB Advisers is the Registrant's investment adviser. In addition to the Registrant, ASB Advisers acts as investment adviser to First Eagle Funds, Inc., to various onshore and offshore unregistered investment funds, and to accounts managed on behalf of institutional investors and high net worth individuals.



    ASB Advisers is a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings'), a privately-owned holding company organized under the laws of the State of New York. In connection with another wholly owned subsidiary, ASB Securities, a registered broker-dealer, and, through that company's First Eagle Funds Distributors division, which serves as the principal underwriter to the Registrant, ASB Holdings is also substantially involved in the distribution of mutual fund shares. The business and other connections of the Adviser's directors and officers are as follows:

                             POSITION WITH THE                     BUSINESS AND OTHER
         NAME                     ADVISER                             CONNECTIONS
         ----                     -------                             -----------
Henry H. Arnhold......   Director                    Co-Chairman of the Board of Arnhold and
                                                     S. Bleichroeder Holdings, Inc.; Director,
                                                     Aquila International Fund Limited; Trustee,
                                                     The New School for Social Research; Director,
                                                     Conservation International

John P. Arnhold.......   Co-President and Director   Co-President and Director, Arnhold and
                                                     S. Bleichroeder Holdings, Inc.; President and
                                                     Director, Natexis Bleichroeder, Inc.;
                                                     President and Director, Natexis Bleichroeder,
                                                     UK Ltd.; Co-President and Director, ASB
                                                     Securities, LLC; Director, Aquila
                                                     International Fund Limited; President,
                                                     WorldVest, Inc.; Co-President and Director,
                                                     First Eagle Funds, Inc. and First Eagle
                                                     Variable Funds, Inc.; President, WorldVest,
                                                     Inc.

Stanford S.              Co-President and Director   Co-President, Secretary and Director, Arnhold
  Warshawsky..........                               and S. Bleichroeder Holdings, Inc.; Head of
                                                     Corporate Finance, Natexis Bleichroeder, Inc.;
                                                     Chairman and Director, Natexis Bleichroeder,
                                                     UK Ltd.; Co-President and Director, ASB
                                                     Securities, LLC; Director, German-American
                                                     Chamber of Commerce; Trustee, The Arthur F.
                                                     Burns Fellowship; Chairman of the Board and
                                                     Director, First Eagle Funds, Inc. and First
                                                     Eagle Variable Funds, Inc.

Stephen M. Kellen.....   Director                    Co-Chairman of the Board of Arnhold and
                                                     S. Bleichroeder Holdings, Inc.; Trustee, The
                                                     Carnegie Society and WNET/Thirteen; Trustees
                                                     Council of The National Gallery of Art

James E. Jordan.......   Managing Director           Director, ASB Securities, LLC; Director,
                                                     Leucadia National Corporation; Director
                                                     Empire Insurance Company; Director, J.Z.
                                                     Equity Partners Plc.; Director, School of
                                                     International and Public Affairs of Columbia
                                                     University; Vice Chairman, New York State
                                                     Board of the Nature Conservancy; Director,
                                                     First Eagle Funds, Inc. and First Eagle
                                                     Variable Funds, Inc.

Robert Miller.........   Vice President, Secretary   Senior Vice President, and Director, Arnhold
                          and Treasurer              and S. Bleichroeder Holdings, Inc.; Director,
                                                     Arnhold and S. Bleichroeder, UK Ltd.

Robert Bruno..........   Vice President              Senior Vice President, Arnhold and
                                                     S. Bleichroeder Holdings, Inc.; Senior Vice
                                                     President, ASB Securities, LLC; Vice
                                                     President, Secretary and Treasurer, First
                                                     Eagle Funds, Inc. and First Eagle Variable
                                                     Funds, Inc.

Charles de Vaulx......   Vice President              Senior Vice President, Arnhold and
                                                     S. Bleichroeder Holdings, Inc.; Senior Vice
                                                     President, First Eagle Funds, Inc. and First
                                                     Eagle Variable Funds, Inc.

Jean-Marie               Vice President              Senior Vice President, Arnhold and
  Eveillard...........                               S. Bleichroeder Holdings, Inc.; Co-President,
                                                     First Eagle Funds, Inc. and First Eagle
                                                     Variable Funds, Inc.

ITEM 27. PRINCIPAL UNDERWRITERS


    (a) The First Eagle Funds Distributors division of ASB Securities is the Registrant's distributor (the 'Distributor'). It also serves as principal underwriter for First Eagle Funds, Inc.


    (b) The positions and offices of the Distributor's directors and officers who serve the Registrant are as follows:


              NAME AND                     POSITION AND OFFICES         POSITION AND OFFICES WITH
          BUSINESS ADDRESS*                  WITH UNDERWRITER                  REGISTRANT
          -----------------                  ----------------                  ----------
John Arnhold.........................  Co-President and Director      Co-President, Director
Stanford Warshawsky..................  Co-President and Director      Chairman and Director
James Jordan.........................  Director                       Director
Robert Bruno.........................  Senior Vice President,         Vice President, Secretary and
                                         Registered Principal           Treasurer
Howard Green.........................  Chief Financial Officer        N/A
Stefanie Spritzler...................  Assistant Vice President       Assistant Treasurer
Suzan Afifi..........................  Vice President                 Vice President and Assistant
                                                                        Secretary
Andrew Baldauf.......................  Vice President                 N/A


---------

* The address of each person named above is 1345 Avenue of the Americas, New York, New York 10105.

    (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, 1345 Avenue of the Americas, New York, NY 10105 with the exception of certain accounts, books and other documents which are kept by the Registrant's custodian, The Bank of New York, One Wall Street, New York, NY 10286.

ITEM 29. MANAGEMENT SERVICES

    Not applicable.

ITEM 30. UNDERTAKINGS

    The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director, if requested to do so by the holders of at least 10% of a Fund's outstanding shares, and that it will assist communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 15th day of April, 2003.



                                          FIRST EAGLE VARIABLE FUNDS, INC.


                                          By:                  *
                                              ..................................
                                                      JOHN P. ARNHOLD,
                                                        CO-PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



      SIGNATURE                                 CAPACITY                       DATE
                ---------                                 --------                       ----
                    *                                     Director                  April 15, 2003
 .........................................
            (JOHN P. ARNHOLD)

                    *                                     Director                  April 15, 2003
 .........................................
          (CANDACE K. BEINECKE)

                    *                                     Director                  April 15, 2003
 .........................................
            (JEAN D. HAMILTON)

                    *                                     Director                  April 15, 2003
 .........................................
            (JAMES E. JORDAN)

                    *                                     Director                  April 15, 2003
 .........................................
            (WILLIAM M. KELLY)

                    *                                     Director                  April 15, 2003
 .........................................
             (PAUL J. LAWLER)

                    *                                     Director                  April 15, 2003
 .........................................
           (DOMINIQUE RAILLARD)

                    *                                     Director                  April 15, 2003
 .........................................
             (NATHAN SNYDER)

                SIGNATURE                                 CAPACITY                       DATE
                ---------                                 --------                       ----
                    *                                     Director                  April 15, 2003
 .........................................
         (STANFORD S. WARSHAWSKY)

             /S/ ROBERT BRUNO               Vice President, Secretary, Treasurer    April 15, 2003
 .........................................    (Principal Financial and
              (ROBERT BRUNO)                  Accounting Officer)

        *By:      /S/ ROBERT BRUNO
 .........................................
               ROBERT BRUNO
            POWER-OF-ATTORNEY

                                 EXHIBIT INDEX


EXHIBIT                         DESCRIPTION
-------                         -----------
(a)(2)  -- Articles of Amendment.
(g)(4)  -- Investment Accounting Agreement between the Registrant and State
           Street Bank and Trust Company.
(g)(5)  -- Amendment adding Registrant as a party to the Master TA Agreement between First Eagle Funds, Inc. and DST Systems, Inc.
(j)     -- Consent of KPMG LLP.